Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.3%
Incora Top Holdco LLC, 6.00%, 01/31/33(a)(b)(c)	$24	$6,623
L3Harris Technologies, Inc., 3.85%, 12/15/26(d)	1,872	1,867,402
RTX Corp.
2.65%, 11/01/26(d)	590	587,608
5.75%, 11/08/26	7,981	8,002,777
		10,464,410
Agriculture — 1.7%
Altria Group, Inc., 2.63%, 09/16/26	3,890	3,882,188
BAT Capital Corp., 3.22%, 09/06/26	7,420	7,409,363
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	2,383	2,381,120
		13,672,671
Airlines — 3.1%
Air Canada, 3.88%, 08/15/26(e)	22,878	22,865,966
Southwest Airlines Co., 3.00%, 11/15/26(d)	2,592	2,580,465
		25,446,431
Auto Manufacturers — 4.7%
Ford Motor Co., 4.35%, 12/08/26	6,794	6,782,317
Ford Motor Credit Co. LLC
2.70%, 08/10/26	6,467	6,463,939
5.13%, 11/05/26	5,540	5,542,422
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(d)(e)	14,709	14,642,030
6.95%, 09/15/26(d)(e)	4,484	4,494,464
		37,925,172
Banks — 4.5%
Citigroup, Inc., 4.30%, 11/20/26	6,858	6,854,688
HSBC Holdings PLC, 4.38%, 11/23/26(d)	6,640	6,633,979
Morgan Stanley, 4.35%, 09/08/26	14,764	14,757,545
Santander Holdings USA, Inc., 3.24%, 10/05/26	7,955	7,937,803
		36,184,015
Beverages — 0.4%
Keurig Dr. Pepper, Inc., 2.55%, 09/15/26(d)	3,036	3,027,026
Biotechnology — 1.6%
Amgen, Inc., 2.60%, 08/19/26	8,921	8,913,647
Illumina, Inc., 4.65%, 09/09/26	3,924	3,924,098
		12,837,745
Building Materials — 0.1%
Owens Corning, 3.40%, 08/15/26	993	992,556
Chemicals — 2.1%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	14,712	14,712,000
Nutrien Ltd., 4.00%, 12/15/26	2,700	2,695,122
		17,407,122
Computers — 3.7%
CGI, Inc., 1.45%, 09/14/26	2,045	2,036,269
Dell International LLC/EMC Corp., 4.90%, 10/01/26(d)	10,611	10,611,499
DXC Technology Co., 1.80%, 09/15/26(d)	3,194	3,184,301
Hewlett Packard Enterprise Co., 4.45%, 09/25/26(d)	8,172	8,173,423
Kyndryl Holdings, Inc., 2.05%, 10/15/26(d)	5,606	5,576,214
		29,581,706
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	12,025	11,970,051
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(d)(e)	7,935	7,928,313
Sumisho Air Lease Corp., 1.88%, 08/15/26	9,311	9,301,144
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial, 3.70%, 08/04/26	$1,873	$1,873,000
		31,072,508
Electric — 5.6%
Ameren Corp., 5.70%, 12/01/26	4,178	4,190,489
Dominion Energy, Inc., Series D, 2.85%, 08/15/26	563	562,690
DTE Energy Co., 2.85%, 10/01/26	4,921	4,908,439
Duke Energy Corp., 2.65%, 09/01/26	9,389	9,376,866
Enel Americas SA, 4.00%, 10/25/26	5,038	5,025,648
Entergy Corp., 2.95%, 09/01/26	5,838	5,830,609
Eversource Energy, Series U, 1.40%, 08/15/26	517	516,411
Fortis, Inc./Canada, 3.06%, 10/04/26	7,544	7,522,634
Sempra, 5.40%, 08/01/26	1,042	1,042,000
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26	1,052	1,049,517
WEC Energy Group, Inc., 5.60%, 09/12/26	654	654,551
Xcel Energy, Inc., 3.35%, 12/01/26	4,412	4,395,795
		45,075,649
Electronics — 0.4%
TD SYNNEX Corp., 1.75%, 08/09/26	2,948	2,946,468
Environmental Control — 0.7%
Veralto Corp., 5.50%, 09/18/26	5,353	5,353,298
Food — 2.1%
Conagra Brands, Inc., 5.30%, 10/01/26	4,138	4,143,078
Flowers Foods, Inc., 3.50%, 10/01/26	2,778	2,771,006
Ingredion, Inc., 3.20%, 10/01/26	4,365	4,352,602
Kroger Co. (The), 2.65%, 10/15/26(d)	5,636	5,616,462
		16,883,148
Health Care - Products — 0.4%
Agilent Technologies, Inc., 3.05%, 09/22/26	2,513	2,507,567
Baxter International, Inc., 2.60%, 08/15/26	932	931,028
		3,438,595
Health Care - Services — 4.4%
Elevance Health, Inc., 4.50%, 10/30/26	2,531	2,531,411
IQVIA, Inc., 5.00%, 10/15/26(e)	28,272	28,263,964
Universal Health Services, Inc., 1.65%, 09/01/26	5,254	5,240,529
		36,035,904
Holding Companies - Diversified — 3.9%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(d)	2,106	2,097,172
Barings BDC, Inc., 3.30%, 11/23/26(d)	2,638	2,624,803
Blackstone Private Credit Fund, 2.63%, 12/15/26	8,953	8,870,456
Blackstone Secured Lending Fund, 2.75%, 09/16/26	4,608	4,593,792
Blue Owl Credit Income Corp., 3.13%, 09/23/26(d)	786	782,986
Golub Capital BDC, Inc., 2.50%, 08/24/26	4,173	4,164,927
Prospect Capital Corp., 3.36%, 11/15/26(d)	8,263	8,132,483
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26	511	511,000
		31,777,619
Housewares — 0.9%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(d)	7,158	7,146,922
Insurance — 1.5%
Allstate Corp. (The), 3.28%, 12/15/26	4,918	4,899,069
Lincoln National Corp., 3.63%, 12/12/26	2,976	2,966,111
Old Republic International Corp., 3.88%, 08/26/26(d)	2,050	2,049,312
Reinsurance Group of America, Inc., 3.95%, 09/15/26	2,607	2,605,800
		12,520,292

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 1.9%
Marriott International, Inc./MD, 5.45%, 09/15/26(d)	$840	$840,034
MGM Resorts International, 4.63%, 09/01/26(d)	14,251	14,247,133
		15,087,167
Machinery — 0.8%
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26(d)	5,613	5,596,685
Xylem, Inc./New York, 3.25%, 11/01/26	987	984,187
		6,580,872
Media — 5.0%
DISH DBS Corp., 5.25%, 12/01/26(e)	13,971	13,894,745
Sirius XM Radio LLC, 3.13%, 09/01/26(e)	26,864	26,822,458
		40,717,203
Office & Business Equipment — 1.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	8,812	8,754,783
Oil & Gas — 2.3%
Diamondback Energy, Inc., 3.25%, 12/01/26	5,939	5,917,318
Marathon Petroleum Corp., 5.13%, 12/15/26(d)	5,358	5,363,875
Phillips 66 Co., 3.55%, 10/01/26	3,782	3,776,688
Valero Energy Corp., 3.40%, 09/15/26	3,662	3,658,622
		18,716,503
Packaging & Containers — 2.7%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	17,544	17,516,202
Sonoco Products Co., 4.45%, 09/01/26	4,414	4,413,614
		21,929,816
Pharmaceuticals — 1.7%
Cardinal Health, Inc., 4.70%, 11/15/26	925	925,528
CVS Health Corp., 3.00%, 08/15/26	3,015	3,012,798
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	9,885	9,866,485
		13,804,811
Pipelines — 7.1%
Buckeye Partners LP, 3.95%, 12/01/26	26,487	26,347,385
Enbridge, Inc.
1.60%, 10/04/26	944	939,788
4.25%, 12/01/26(d)	1,410	1,408,996
5.90%, 11/15/26(d)	6,551	6,570,391
Energy Transfer LP, 6.05%, 12/01/26	6,834	6,861,519
Kinder Morgan, Inc., 1.75%, 11/15/26	4,297	4,263,626
ONEOK, Inc., 5.55%, 11/01/26	5,957	5,969,124
Spectra Energy Partners LP, 3.38%, 10/15/26	4,911	4,899,067
		57,259,896
Real Estate Investment Trusts — 4.3%
American Tower Corp.
1.45%, 09/15/26	4,926	4,908,607
3.38%, 10/15/26	8,822	8,802,416
Boston Properties LP, 2.75%, 10/01/26	6,840	6,821,014
CubeSmart LP, 3.13%, 09/01/26(d)	617	616,216
EPR Properties, 4.75%, 12/15/26	2,990	2,989,558
Equinix, Inc., 2.90%, 11/18/26	4,991	4,968,823
NNN REIT, Inc., 3.60%, 12/15/26(d)	2,666	2,658,568
Tanger Properties LP, 3.13%, 09/01/26(d)	771	769,811
UDR, Inc., 2.95%, 09/01/26(d)	655	653,975
Ventas Realty LP, 3.25%, 10/15/26	1,630	1,626,281
		34,815,269
Retail — 0.7%
O'Reilly Automotive, Inc., 5.75%, 11/20/26	5,878	5,894,001
Security	Par (000)	Value
Software — 0.8%
Roper Technologies, Inc., 3.80%, 12/15/26(d)	$5,764	$5,749,360
VMware LLC, 1.40%, 08/15/26	667	666,167
		6,415,527
Telecommunications — 0.5%
Rogers Communications, Inc., 2.90%, 11/15/26(d)	4,343	4,321,998
Toys, Games & Hobbies — 0.5%
Hasbro, Inc., 3.55%, 11/19/26	4,129	4,119,410
Transportation — 1.3%
Canadian Pacific Railway Co., 1.75%, 12/02/26	7,178	7,116,767
Ryder System, Inc.
1.75%, 09/01/26	655	653,491
2.90%, 12/01/26	2,966	2,949,618
		10,719,876
Trucking & Leasing — 0.3%
GATX Corp., 3.25%, 09/15/26(d)	2,715	2,707,526
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	724	721,473
Total Corporate Bonds & Notes — 78.0% (Cost: $632,630,274)		632,355,388
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)	1,069	7,419
Total Common Stocks — 0.0% (Cost $59,520)		7,419
Total Long-Term Investments — 78.0% (Cost: $632,689,794)		632,362,807
Short-Term Securities
Money Market Funds — 24.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	35,744,081	35,754,804
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	158,270,000	158,270,000
Total Short-Term Securities — 24.0% (Cost: $194,021,063)		194,024,804
Total Investments — 102.0% (Cost: $826,710,857)		826,387,611
Liabilities in Excess of Other Assets — (2.0)%		(16,034,426)
Net Assets — 100.0%		$810,353,185

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$81,033,690	$—	$(45,261,482)(a)	$(11,820)	$(5,584)	$35,754,804	35,744,081	$1,132,550 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,060,000	145,210,000 (a)	—	—	—	158,270,000	158,270,000	1,605,477	—
				$(11,820)	$(5,584)	$194,024,804		$2,738,027	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$632,348,765	$6,623	$632,355,388
Common Stocks	—	—	7,419	7,419
Short-Term Securities
Money Market Funds	194,024,804	—	—	194,024,804
	$194,024,804	$632,348,765	$14,042	$826,387,611

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust